6. NOTES PAYABLE (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes payable - short and long term portion
Total notes payable	$ 78,478	$ 120,239
Less: current portion	55,681	55,681
Long term portion	$ 22,797	$ 64,558